Dispositions (Details) - USD ($) $ in Thousands	Mar. 01, 2016	Dec. 31, 2015
Significant Acquisitions and Disposals [Line Items]
Assets attributable to disposal group		$ 39,872
Investments and cash and cash equivalents attributable to disposal group		25,577
Premiums and accounts receivable related to disposal group		12,768
Liabilities related to disposal group		11,302
Accounts payable and other liabilities related to disposal group		$ 10,063
Assurant Employee Benefits | Subsequent Event | Employee Benefits Business
Significant Acquisitions and Disposals [Line Items]
Cash consideration	$ 940,000